PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Prepayment Deposits And Other Receivables
SCHEDULE OF PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES
	As of March 31, 2025	As of December 31, 2024
Prepaid expenses	30,644	37,488
Other receivables	38,260	34,821
Other deposits	34,188	36,298
Purchase in advance	37,651	37,626
Total	$140,743	$146,233

	As of December 31, 2024	As of December 31, 2023
Prepaid expenses	$37,488	$34,717
Other receivables	34,821	33,578
Other deposits	36,298	30,952
Purchase in advance	37,626	14,886
Total	$146,233	$114,133